Operating segments (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of operating segments [line items]
Net revenues	$ 58,050,025	$ 52,020,303	$ 46,229,049
Cost of sales	47,502,959	42,635,071	36,847,508
Gross Profit	10,547,066	9,385,232	9,381,541
Finance income	1,087,641	969,174	593,845
Finance costs	340,091	172,154	147,292
Income before taxes	6,038,879	5,594,596	5,500,080
Income taxes	1,084,444	1,643,433	1,680,560
Net income attributable to controlling interest	4,948,242	3,946,634	3,812,840
Property, plant and equipment, net	17,320,041	15,081,105	13,188,131
Goodwill	1,631,094	484,877	454,295	$ 349,764
Intangible assets	1,040,042	0	0
Total assets	50,557,389	45,090,466	40,446,578
Total liabilities	14,879,461	13,374,292	12,667,200
Purchases of property, plant and equipment	2,126,361	2,792,252	1,909,771
Depreciation and amortization	1,075,788	925,748	769,270
Reportable segments [member]
Disclosure of operating segments [line items]
Net revenues	52,479,393	46,852,482	41,789,451
Cost of sales	42,767,202	38,285,367	32,906,801
Gross Profit	9,712,191	8,567,116	8,882,649
Finance income	943,477	840,640
Finance costs	295,011	149,319
Income before taxes	5,522,187	5,077,042	5,196,883
Income taxes	958,201	1,494,918	1,590,892
Net income attributable to controlling interest	4,558,370	3,578,049	3,599,728
Property, plant and equipment, net	15,464,404	13,478,294	11,805,132
Goodwill	1,543,078	396,861	366,280
Intangible assets	1,040,042
Total assets	45,165,551	40,035,990	36,085,954
Total liabilities	13,525,194	11,909,391	11,325,636
Purchases of property, plant and equipment	3,154,390	2,226,493	1,646,968
Depreciation and amortization	982,019	840,624	694,502
Reportable segments [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenues	(4,871)	(4,406)	(6,613)
Reportable segments [member] | Total revenue [Member]
Disclosure of operating segments [line items]
Net revenues	52,484,264	46,856,888	41,796,064
Other Segments [Member]
Disclosure of operating segments [line items]
Net revenues	5,570,632	5,167,821	4,439,598
Cost of sales	4,735,757	4,349,704	3,940,707
Gross Profit	834,875	818,116	498,892
Finance income	144,164	128,534
Finance costs	45,080	22,835
Income before taxes	516,692	517,554	303,197
Income taxes	126,243	148,515	89,668
Net income attributable to controlling interest	389,872	368,585	213,112
Property, plant and equipment, net	1,855,637	1,602,811	1,382,999
Goodwill	88,016	88,016	88,015
Intangible assets	0
Total assets	5,391,838	5,054,476	4,360,624
Total liabilities	1,354,267	1,464,901	1,341,564
Purchases of property, plant and equipment	358,988	233,251	177,541
Depreciation and amortization	93,769	85,124	74,768
Other Segments [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenues	(45,622)	(46,660)	(44,750)
Other Segments [Member] | Total revenue [Member]
Disclosure of operating segments [line items]
Net revenues	$ 5,616,254	$ 5,214,481	$ 4,484,348